Financial instruments and risk management - Maximum credit exposure (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Unbilled revenue	CAD 15,965	CAD 17,565
Maximum exposure to credit risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Trade accounts receivables	39,274	24,028
Other receivables	806	708
Total accounts receivable	40,080	24,736
Unbilled revenue	CAD 15,965	CAD 17,565